Share-Based Payments - Summary of Activity (Details) - $ / shares			12 Months Ended
	Aug. 26, 2020	May 29, 2020	Dec. 31, 2020
2019 Plan
Weighted average grant date fair value
Granted			$ 1.73
Vested			1.79
Awarded and unvested, ending balance			1.68
Expected to vest, ending balance			$ 1.68
2019 Plan | ESOP Holdco Class B Shares
Number of Options/ISUs
Granted			17,633,120
Vested			(7,789,995)
Awarded and unvested, ending balance			9,843,125
Expected to vest, ending balance			9,843,125
2020 Plan
Number of Options/ISUs
Granted		5,667,164	14,138,509
Exercised	(5,667,164)		(5,667,164)
Awarded and unvested, ending balance			8,469,345
Expected to vest, ending balance			8,469,345
Forfeited			(2,000)
Exercisable, ending balance			1,696,614
Weighted average grant date fair value
Granted			$ 5.43
Exercised			3.55
Forfeited			4.61
Awarded and unvested, ending balance			6.68
Expected to vest, ending balance			6.68
Exercisable, ending balance			$ 4.63
ISUs
Number of Options/ISUs
Awarded and unvested, beginning balance			423,000
Granted			244,409
Vested			(121,892)
Forfeited			(160,000)
Awarded and unvested, ending balance			385,517
Expected to vest, ending balance			385,517
Weighted average grant date fair value
Awarded and unvested, beginning balance			$ 17.26
Granted			127.57
Vested			71.64
Forfeited			40.32
Awarded and unvested, ending balance			74.78
Expected to vest, ending balance			$ 74.78